Average Annual Total Returns	Prospectus #1 Eaton Vance Core Plus Bond Fund Bloomberg Barclays U.S. Aggregate Bond Index One Year	Prospectus #1 Eaton Vance Core Plus Bond Fund Bloomberg Barclays U.S. Aggregate Bond Index Five Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Bloomberg Barclays U.S. Aggregate Bond Index Ten Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class A One Year	Prospectus #1 Eaton Vance Core Plus Bond Fund Class A Five Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class A Ten Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Core Plus Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Core Plus Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class C One Year	Prospectus #1 Eaton Vance Core Plus Bond Fund Class C Five Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class C Ten Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class I One Year	Prospectus #1 Eaton Vance Core Plus Bond Fund Class I Five Years	Prospectus #1 Eaton Vance Core Plus Bond Fund Class I Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Barclays Municipal Bond Index One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Barclays Municipal Bond Index Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Barclays Municipal Bond Index Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I Ten Years
Total	7.51%	4.43%	3.84%	0.60%	5.64%	5.45%	(0.89%)	4.10%	3.74%	0.35%	3.75%	3.54%	3.73%	5.86%	5.16%	5.86%	6.94%	6.21%	5.21%	3.90%	4.62%	0.16%	2.72%	4.79%	0.15%	2.71%	4.78%	1.28%	2.84%	4.66%	3.28%	2.94%	4.49%	5.34%	3.96%	5.54%